Receivables and Payables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Receivables and Payables

Note 11 - Receivables and Payables

A.	Trade receivables:

	December 31
	2021	2020
	NIS in thousands
Open accounts *	14,532	9,602
Credit cards receivable	3,788	3,414
Provision for doubtful debts	(913)	(550)
	17,407	12,466

*	For additional information, please see Note 12A(2) regarding factoring.

B.	Other receivables:

	December 31
	2021	2020
	NIS in thousands
Institutions	2,535	710
Prepaid expenses	4,979	452
Prepayments to suppliers	8,140	337
Loan to non-related parties	4,680	1,643
Receivables revenue	1,187	-
Others	11,723	538
	33,244	3,680

Note 11 - Receivables and Payables (Cont.)

C.	Other payables:

	December 31
	2021	2020
	NIS in thousands
Accrued expenses	5,959	3,429
Institutions	4,884	1,309
Deferred revenues	2,901	1,166
Short term Lease liability	3,307	732
Advanced payments	3,990	-
Payables due to acquisitions	9,862	-
Others	10,147	2,801
	41,050	9,437